Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other non-current assets

Other non-current assets consist of the long-term portion of the VAT receivable and R&D tax credit, as follows:

	At December 31,
	2023	2022	2021
	(in Euros)
Value Added Tax (VAT)	€630,342	€912,424	€641,215
Research and development tax credit	167,000	650,000	600,000
Other non-current assets	207,218	39,079
Total other non-current assets	€1,004,560	€1,601,503	€1,241,215